Accumulated other comprehensive income/(loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 154	$ 6,959	$ 1,793	$ 3,035
Other comprehensive (loss)/income	(7)	0	(13)	(6)
Ending balance	3,035	154	(3,140)	1,793
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	58	(13)	(7)
Other comprehensive (loss)/income	(7)		(13)	(6)
Ending balance	(7)	$ 0	(26)	(13)
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0	1
Other comprehensive (loss)/income			(2)	(1)
Ending balance	1		(2)	0
Share in unrealized losses from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(13)	(5)
Other comprehensive (loss)/income			(15)	(8)
Ending balance	(5)		(28)	(13)
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0	(3)
Other comprehensive (loss)/income			4	3
Ending balance	$ (3)		$ 4	$ 0